Supplementary Financial Statement Information (Details) - Schedule of Accrued Liabilities and Other - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
a. Accrued liabilities and other payables:
Employees and institutions for employees	$ 1,052	$ 944
Provisions for vacation	490	446
Royalties and Other	105	53
Accrued liabilities and other	$ 1,647	$ 1,443